Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,344,000.00
Previously Paid Amount	0.00
Total Fee Amount	323.71
Total Offset Amount	0.00
Net Fee	323.71
Narrative - Max Aggregate Offering Price	$ 2,344,000.00
Final Prospectus	true